10-Q Uncompleted contracts (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Contract balances
Costs, estimated earnings, and billings on uncompleted contracts at December 31 are summarized as follows:

	2022	2021
	(In thousands)
Costs incurred on uncompleted contracts	$1,217,480	$1,190,922
Estimated earnings	153,317	158,836
	1,370,797	1,349,758
Less billings to date	(1,379,495)	(1,360,101)
Net contract liability	$(8,698)	$(10,343)
Such amounts are included in the accompanying Consolidated Balance Sheets at December 31 under the following captions:

	2022	2021	Change	Location on Consolidated Balance Sheet
	(In thousands)
Contract assets	$31,145	$22,005	$9,140	Costs and estimated earnings in excess of billings on uncompleted contracts
Contract liabilities	(39,843)	(32,348)	(7,495)	Billings in excess of costs and estimated earnings on uncompleted contracts
Net contract liabilities	$(8,698)	$(10,343)	$1,645

	2021	2020	Change	Location on Consolidated Balance Sheet
	(In thousands)
Contract assets	$22,005	$20,659	$1,346	Costs and estimated earnings in excess of billings on uncompleted contracts
Contract liabilities	(32,348)	(34,115)	1,767	Billings in excess of costs and estimated earnings on uncompleted contracts
Net contract liabilities	$(10,343)	$(13,456)	$3,113
The changes in contract assets and liabilities were as follows:

	June 30, 2023	December 31, 2022	Change	Location on Consolidated Balance Sheets
	(In thousands)
Contract assets	$58,020	$31,145	$26,875	Costs and estimated earnings in excess of billings on uncompleted contracts
Contract liabilities	(44,590)	(39,843)	(4,747)	Billings in excess of costs and estimated earnings on uncompleted contracts
Net contract assets (liabilities)	$13,430	$(8,698)	$22,128